ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE CALIFORNIA TAX-FREE BOND FUND
Unaudited		May 31, 2006
PORTFOLIO OF INVESTMENTS †	$ Par	Value
(Amounts in $000s)

MUNICIPAL SECURITIES 98.1%
CALIFORNIA 92.7%
Antioch PFA, 5.85%, 9/2/15	2,305	2,414
Bay Area Toll Auth., 5.00%, 4/1/31	2,500	2,582
Brea Redev. Agency, 6.00%, 3/1/22	1,215	1,250
Burbank Glendale Pasadena Airport Auth., 5.00%, 7/1/25 (1)(2)	1,000	1,020
California, 5.375%, 6/1/26 (Prerefunded 6/1/06) (4)	410	414
California, 5.375%, 6/1/26 (Prerefunded 6/1/06) (4)	615	621
California, 5.65%, 6/1/30 (Prerefunded 6/1/10) (4)	365	391
California, 5.65%, 6/1/30 (Prerefunded 6/1/10) (4)	105	112
California, Economic Recovery, 5.25%, 7/1/13	4,625	5,005
California, GO, 5.00%, 3/1/17	500	526
California, GO, 5.00%, 2/1/33	4,000	4,063
California, GO, 5.25%, 4/1/29	1,000	1,046
California, GO, 5.375%, 6/1/26 (3)	475	483
California, GO, 5.50%, 11/1/33	5,000	5,399
California, GO, 5.65%, 6/1/30	30	32
California, GO, Veterans Housing, 5.05%, 12/1/36 (2)	2,000	2,004
California Dept. of Veteran Affairs, 5.50%, 12/1/19 (2)	1,175	1,224
California Dept. of Water Resources
5.75%, 5/1/17 (Prerefunded 5/1/12) (4)	1,300	1,448
California Dept. of Water Resources, 7.00%, 12/1/11 (5)	465	540
California Dept. of Water Resources, 7.00%, 12/1/11	1,265	1,466
California Dept. of Water Resources, 7.00%, 12/1/12 (5)	270	319
California Dept. of Water Resources, 7.00%, 12/1/12	730	861
California Dept. of Water Resources, Power Supply
5.50%, 5/1/14 (1)	3,750	4,100
California EFA, Loyola Marymount, Zero Coupon
10/1/13 (Prerefunded 10/1/09) (4)(6)	4,000	2,836
California EFA, Santa Clara Univ., 5.00%, 9/1/23 (6)	1,000	1,072
California EFA, Scripps College, 5.25%, 8/1/21	2,000	2,076
California EFA, Univ of the Pacific, 5.00%, 11/1/21	1,000	1,033
California EFA, Univ. of Southern California, 5.50%, 10/1/27	3,545	3,747
California HFA, Cedars-Sinai Medical Center, 5.00%, 11/15/16	350	365
California HFA, Cedars-Sinai Medical Center, 5.00%, 11/15/27	1,000	1,013
California HFA, Cedars-Sinai Medical Center
6.125%, 12/1/19 (Prerefunded 12/1/09) (4)	2,000	2,175
California HFA, Sutter Health, 6.25%, 8/15/31	2,000	2,196
California Housing Fin. Agency, Multi-Family, 6.70%, 8/1/15	176	177
California Housing Fin. Agency, Program Bonds
4.95%, 8/1/36 (2)	1,000	998
California Infrastructure & Economic Dev. Bank, Gladstone
Institutes, 5.25%, 10/1/34	2,500	2,553
California Infrastructure & Economic Dev. Bank, Kaiser
Permanente, 5.55%, 8/1/31	2,500	2,615
California Infrastructure & Economic Dev. Bank, Scripps
Research Institute, 5.75%, 7/1/30	1,000	1,039
California Pollution Control Fin. Auth., Pacific Gas & Electric
3.50%, 12/1/23 (Tender 6/1/07) (2)(3)	2,000	1,995
California Pollution Control Fin. Auth., Waste Management
5.00%, 6/1/18 (Tender 6/1/08)	2,100	2,135
California Pollution Control Fin. Auth., Waste Management
5.10%, 6/1/18 (Tender 6/1/08) (2)	1,000	1,018
California Pollution Control Fin. Auth., Waste Management
5.125%, 11/1/23 (2)	3,000	3,069
California Pollution Control Fin. Auth., Waste Management
5.40%, 4/1/25 (2)	1,000	1,035
California Public Works Board, 5.00%, 1/1/21	3,745	3,869
California Public Works Board, 5.25%, 3/1/21 (1)	2,455	2,581
California Public Works Board, Butterfield, 5.00%, 6/1/17	1,000	1,043
California Public Works Board, Dept. of Corrections
5.25%, 6/1/28	1,000	1,038
California Public Works Board, Dept. of Corrections
5.50%, 6/1/23	2,000	2,148
California Public Works Board, Mental Health, 5.50%, 6/1/23	2,500	2,696
California Public Works Board, Mental Health, Coalinga
5.125%, 6/1/29	250	257
California Public Works Board, Univ. of California Regents
5.50%, 6/1/14	2,000	2,166
California State Univ. Trustees, 5.50%, 11/1/16 (1)	1,500	1,639
California Statewide CDA, Daughters of Charity Health
5.25%, 7/1/24	1,760	1,804
California Statewide CDA, Daughters Of Charity Health
5.25%, 7/1/30	1,500	1,529
California Statewide CDA, Daughters Of Charity Health
5.25%, 7/1/35	2,000	2,038
California Statewide CDA, Huntington Memorial Hosp.
5.00%, 7/1/27	2,000	2,027
California Statewide CDA, Kaiser Permanente, 5.50%, 11/1/32	2,750	2,845
California Statewide CDA, Memorial Health Services
6.00%, 10/1/23	2,000	2,170
California Statewide CDA, Southern California Edison County
4.10%, 4/1/28 (Tender 4/1/13) (7)	2,500	2,508
California Statewide CDA, Sutter Health, 5.50%, 8/15/28	1,430	1,490
California Tobacco Securitization Agency, Los Angeles County
0.00%, 6/1/21(8)	3,000	2,399
California Tobacco Securitization Agency
Tobacco Gold Country Funding, 5.75%, 6/1/27	450	463
Capistrano Unified School Dist., Special Tax, 5.00%, 9/1/24 (3)	4,000	4,153
Capistrano Unified School Dist., No. 90-2 Talega
5.875%, 9/1/23	1,000	1,056
Capistrano Unified School Dist., No. 90-2 Talega
6.00%, 9/1/32	1,250	1,412
Castaic Lake Water Agency, 7.00%, 8/1/12 (6)	1,000	1,171
Castaic Lake Water Agency, 7.00%, 8/1/13 (6)	1,700	2,024
Castaic Union School Dist., GO, Zero Coupon, 5/1/18 (3)	4,175	2,337
Chula Vista, Multi-Family Housing, 7.50%, 1/1/32 (2)	3,995	4,355
Chula Vista Industrial Dev., PCR, San Diego Gas & Electric
5.00%, 12/1/27	2,000	2,016
Chula Vista Industrial Dev., PCR, San Diego Gas & Electric
5.50%, 12/1/21 (2)	3,000	3,197
East Palo Alto Redev. Agency, Univ. Circle
Gateway/101 Corridor, 6.625%, 10/1/29	1,500	1,595
Folsom, Community Fac. Dist. #10, 5.875%, 9/1/28	1,000	1,036
Foothill / Eastern Transportation Corridor Agency
6.95%, 1/1/07 (5)(8)	1,000	1,020
Foothill / Eastern Transportation Corridor Agency, Zero Coupon
1/1/17 (5)	2,000	1,249
Golden State Tobacco Securitization Corp., Tobacco Settlement
5.00%, 6/1/45	1,500	1,513
Golden State Tobacco Securitization Corp., Tobacco Settlement
5.625%, 6/1/38 (Prerefunded 6/1/13) (4)	5,500	6,084
Inland Empire Solid Waste Fin. Auth., 6.25%, 8/1/11 (2)(5)(9)	1,000	1,062
Intermodal Container Transfer Fac., Long Beach Harbor
5.75%, 11/1/14 (1)	1,500	1,686
Jefferson Union High School Dist., GO, 6.45%, 8/1/25 (6)	1,250	1,568
Jefferson Union High School Dist., GO, 6.45%, 8/1/29 (6)	1,000	1,275
Kern County Union High School Dist., 7.00%, 8/1/10 (5)(6)	1,000	1,127
Lincoln, Community Fac. Dist. #2003-1, 6.00%, 9/1/34	500	529
Loma Linda, Univ. Medical Center, 5.00%, 12/1/22	1,000	1,008
Long Beach Bond Finance Auth, 5.00%, 5/1/24 (1)	1,500	1,573
Long Beach Harbor, 5.25%, 5/15/23 (2)	3,000	3,100
Long Beach Harbor, 5.50%, 5/15/16 (2)(6)	2,500	2,702
Long Beach Harbor, 6.00%, 5/15/17 (2)(3)	1,000	1,134
Los Angeles County Public Works Fin. Auth., 5.00%, 12/1/27 (6)	4,170	4,297
Los Angeles County Public Works Fin. Auth., Rowland Heights
5.50%, 10/1/18 (9)	1,500	1,641
Los Angeles County Sanitation Dist. Fin. Auth., Dist. No. 14
5.00%, 10/1/23 (3)	2,210	2,310
Los Angeles Harbor Revenue, 5.50%, 8/1/19 (1)(2)	2,000	2,117
Los Angeles Harbor Revenue, 7.60%, 10/1/18 (5)	3,585	4,356
Los Angeles Unified School Dist.
5.375%, 7/1/25 (Prerefunded 7/1/10) (3)(4)	1,500	1,598
Los Angeles Unified School Dist., GO, VRDN
(Currently 3.51%)	1,000	1,000
Los Angeles Unified School Dist., GO, VRDN
(Currently 3.51%)	500	500
Los Angeles Wastewater, 5.00%, 6/1/25 (3)	2,500	2,587
Midpeninsula Regional Open Space Auth., 5.90%, 9/1/14 (1)	1,250	1,270
Modesto Irrigation Dist., 6.00%, 10/1/15 (6)	1,500	1,541
Mojave Water Agency Improvement Dist., GO, 5.75%, 9/1/15 (3)	2,000	2,051
Orange County, 6.00%, 7/1/26 (Prerefunded 7/1/06) (4)(6)	3,070	3,138
Orange County Community Fac. Dist., Ladera Ranch
6.00%, 8/15/32 (Prerefunded 8/15/10) (4)	1,000	1,098
Palm Springs International Airport, 5.55%, 7/1/28 (2)	530	530
Pasadena, 6.25%, 1/1/18	2,595	2,911
Placentia PFA, 5.75%, 9/1/15 (1)	3,160	3,561
Placentia-Yorba Linda Unified School Dist.
5.375%, 8/1/18 (Prerefunded 8/1/12) (3)(4)	1,000	1,088
Pomona Unified School Dist., GO, 6.15%, 8/1/15 (6)	1,000	1,136
Port of Oakland, 5.75%, 11/1/29 (2)(3)	5,000	5,266
Poway Community Fac. Dist. #88-1, 6.75%, 8/15/15	800	855
Riverside County Community College
5.50%, 8/1/29 (Prerefunded 8/1/14) (4)(6)	3,215	3,567
Riverside County Community College, GO, 5.50%, 8/1/29 (6)	35	38
Riverside County PFA, 5.00%, 10/1/23 (7)	3,625	3,759
Riverside County PFA, 5.625%, 10/1/33
(Prerefunded 10/1/06) (4)	405	416
Riverside County PFA, 5.625%, 10/1/33
(Prerefunded 10/1/06) (4)	740	760
Riverside County PFA, 5.625%, 10/1/33	255	259
Sacramento City Fin. Auth., 5.00%, 12/1/21 (3)	3,985	4,175
Sacramento City Fin. Auth., 5.00%, 12/1/26 (1)	2,000	2,070
Sacramento City Fin. Auth., 5.40%, 11/1/20	6,000	6,458
Sacramento City Fin. Auth., Capital Improvement
5.625%, 6/1/30 (Prerefunded 6/1/10) (4)	1,350	1,461
Sacramento City Fin. Auth., Sacramento Hotel, 6.25%, 1/1/30	1,500	1,572
Sacramento Municipal Utility Dist., 5.25%, 8/15/18 (9)	4,155	4,452
Saddleback Valley Unified School Dist. PFA, 6.00%, 9/1/15 (9)	1,375	1,574
San Francisco Bay Area Rapid Transit,
5.25%, 7/1/16 (Prerefunded 7/1/11) (1)(4)	790	847
San Francisco Bay Area Rapid Transit, 5.25%, 7/1/16 (1)	280	298
San Francisco Bay Area Rapid Transit
5.25%, 7/1/18 (Prerefunded 7/1/08) (4)	885	923
San Francisco Bay Area Rapid Transit, GO, 5.00%, 8/1/26	1,720	1,792
San Francisco City and County Redev., Mission Bay South
5.15%, 8/1/35	1,200	1,192
San Jose, El Parador Apartments, 6.10%, 1/1/31 (2)	1,720	1,794
San Mateo County Community College, Zero Coupon, 9/1/29 (6)	5,000	1,589
Santa Clara County Fin. Auth., 7.75%, 11/15/11 (1)	1,000	1,191
Santa Clara Redev. Agency, 7.00%, 7/1/10 (1)	3,000	3,212
Solano County, COP, 5.25%, 11/1/24 (6)	2,500	2,648
South Orange County PFA, 7.00%, 9/1/07 (6)	2,000	2,083
Southern California Public Power Auth., 6.75%, 7/1/10	2,100	2,310
Southern California Public Power Auth., 6.75%, 7/1/12	1,700	1,931
Sunnyvale, Solid Waste Management, 5.50%, 10/1/17 (1)(2)	1,890	2,015
Sweetwater California Union High School Dist., Special Tax
5.00%, 9/1/20 (9)	1,000	1,046
Tobacco Securitization Auth, 5.125%, 6/1/46	2,500	2,384
Torrance Hospital, Memorial Medical Center, 6.00%, 6/1/22	500	541
Univ. of California Regents, 5.00%, 5/15/24 (9)	2,500	2,598
Univ. of California Regents, VRDN (Currently 3.51%)	200	200
Vernon Electric, Malburg Generating Station
5.30%, 4/1/26 (Prerefunded 4/1/08) (4)	1,000	1,030
Vernon Electric, Malburg Generating Station
5.50%, 4/1/33 (Prerefunded 4/1/08) (4)	1,500	1,551
West Hollywood Community Dev., 5.75%, 9/1/33	1,000	1,034
West Sacramento Fin. Auth, 5.00%, 9/1/26 (7)	2,370	2,456
Whittier Health Fac., Presbyterian Intercommunity Hosp.
5.60%, 6/1/22	2,500	2,627
		272,863
PUERTO RICO 4.2%
Children's Trust Fund, 5.75%, 7/1/09 (5)	2,000	2,120
Government Dev. Bank for Puerto Rico, GO, TECP
4.85%, 10/24/06	1,000	1,000
Government Dev. Bank of Puerto Rico, GO, 5.00%, 12/1/12	3,000	3,112
Puerto Rico Ind., Tourist, Ed., Medical & Environmental Fac.
Ascension Health, 6.375%, 11/15/15	500	550
Puerto Rico Infrastructure Fin. Auth., 5.50%, 10/1/20 (5)	2,000	2,148
Puerto Rico Municipal Fin. Agency, GO, 5.00%, 8/1/18 (10)	2,000	2,107
Puerto Rico Public Fin. Corp.
5.50%, 8/1/29 (Prerefunded 2/1/12) (4)	1,120	1,214
		12,251
VIRGIN ISLANDS 0.9%
Virgin Islands PFA, 5.00%, 10/1/11	1,000	1,036
Virgin Islands PFA, 5.00%, 10/1/13	1,045	1,080
Virgin Islands PFA, Hovensa Refinery, 5.875%, 7/1/22 (2)	500	542
		2,658
GUAM 0.3%
Guam Gov't Waterworks Auth., 6.00%, 7/1/25	1,000	1,063
		1,063

Total Municipal Securities (Cost $276,307)		288,835

Total Investments in Securities
98.1% of Net Assets (Cost $276,307)		$288,835

†	Denominated in U.S. dollars unless otherwise noted
(1)	Insured by AMBAC Assurance Corp.
(2)	Interest subject to alternative minimum tax
(3)	Insured by Financial Guaranty Insurance Company
(4)	Prerefunded date is used in determining portfolio maturity.
(5)	Escrowed to maturity
(6)	Insured by MBIA Insurance Corp.
(7)	Insured by XL Capital Assurance Inc.
(8)	Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)
(9)	Insured by Financial Security Assurance Inc.
(10)	Insured by CIFG Assurance
CDA	Community Development Administration/Authority
COP	Certificate of Participation
EFA	Educational Facility Authority
GO	General Obligation
HFA	Health Facility Authority
PCR	Pollution Control Revenue
PFA	Public Finance Authority
TECP	Tax-Exempt Commercial Paper
VRDN	Variable Rate Demand Note; rate shown is effective rate at period-end

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE CALIFORNIA TAX-FREE BOND FUND
Unaudited	May 31, 2006
NOTES TO PORTFOLIO OF INVESTMENTS

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price California Tax-Free Income Trust (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act). The California Tax-Free Bond Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the trust. The fund seeks to provide the highest level of income exempt from federal and California state income taxes, consistent with prudent portfolio management, by investing primarily in investment-grade California municipal bonds.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - FEDERAL INCOME TAXES

At May 31, 2006, the cost of investments for federal income tax purposes was $276,118,000. Net unrealized gain aggregated $12,717,000 at period-end, of which $13,207,000 related to appreciated investments and $490,000 related to depreciated investments.

T. ROWE PRICE CALIFORNIA TAX-FREE MONEY FUND
Unaudited		May 31, 2006
PORTFOLIO OF INVESTMENTS †	$ Par	Value
(Amounts in $000s)

MUNICIPAL SECURITIES 96.2%
CALIFORNIA 92.7%
ABAG Fin. Auth. for Nonprofit Corp., Point Loma Nazarene Univ.
VRDN (Currently 3.51%)	1,500	1,500
ABAG Fin. Auth. for Nonprofit Corp., The Urban School of San
Francisco, VRDN (Currently 3.44%)	1,300	1,300
ABAG Fin. Auth. for Nonprofit Corp., YMCA of San Francisco
VRDN (Currently 3.41%)	2,000	2,000
Affordable Housing Agency, RHA Properties
VRDN (Currently 3.42%)	1,000	1,000
California, GO, RAN, 4.50%, 6/30/06	5,000	5,006
California, GO, VRDN (Currently 3.18%)	2,000	2,000
California, GO, VRDN (Currently 3.50%) (1)	2,000	2,000
California, Kindergarten Univ., GO, VRDN (Currently 3.38%)	750	750
California Dept. of Water Resources, TECP, 3.62%, 7/27/06	2,054	2,054
California Dept. of Water Resources, Power Supply
VRDN (Currently 3.50%) (1)	2,495	2,495
California Dept. of Water Resources, Power Supply, VRDN
(Currently 3.50%) (1)	1,900	1,900
California EFA, Univ. of San Francisco, VRDN (Currently 3.15%)	4,025	4,025
California HFA, Scripps Health, VRDN (Currently 3.17%)	2,260	2,260
California HFA, Sisters of Charity of Leavenworth
VRDN (Currently 3.17%)	1,400	1,400
California Housing Fin. Agency, VRDN (Currently 3.22%) (2)	2,310	2,310
California Housing Fin. Agency, Home Mortgage Program
VRDN (Currently 3.23%) (2)	2,875	2,875
California Housing Fin. Agency, Home Mortgage Program
VRDN (Currently 3.28%) (2)	2,100	2,100
California Infrastructure & Economic Dev. Bank
Salvation Army West, TECP, 3.60%, 10/4/06	5,000	5,000
California Statewide CDA, ChevronTexaco
VRDN (Currently 3.52%)	300	300
California Statewide CDA, Kaiser Permanente
VRDN (Currently 3.19%)	2,750	2,750
Foothill/Eastern Transportation Corridor Agency, 6.00%, 1/1/34
(Prerefunded 1/1/07) (3)	6,250	6,340
Golden State Tobacco Securitization
VRDN (Currently 3.46%) (4)	500	500
Golden State Tobacco Securitization
VRDN (Currently 3.50%) (4)	2,220	2,220
Grand Terrace Community Redev. Agency, Mount Vernon Villas
Multi-Family, VRDN (Currently 3.19%)	3,095	3,095
Irvine, VRDN (Currently 3.52%)	1,100	1,100
Long Beach Harbor, VRDN (Currently 3.50%) (2)	2,000	2,000
Los Angeles, GO, TRAN, 4.00%, 6/30/06	2,000	2,001
Los Angeles, GO, VRDN (Currently 3.51%) (4)	1,060	1,060
Los Angeles Community College Dist., GO, 5.00%, 8/1/06 (5)	200	200
Los Angeles Community Redev. Agency, Lard Security Building
VRDN (Currently 3.41%) (2)	2,000	2,000
Los Angeles Community Redev. Agency, Promenade Towers
VRDN (Currently 3.38%)	1,000	1,000
Los Angeles County, GO, TRAN, 4.00%, 6/30/06	2,000	2,002
Los Angeles Municipal Improvement Corp., TECP
3.61%, 9/12/06	3,000	3,000
Los Angeles Unified School Dist., GO
VRDN (Currently 3.51%) (5)	3,100	3,100
Los Angeles Unified School Dist., GO
VRDN (Currently 3.51%) (4)	2,745	2,745
Port of Oakland, VRDN (Currently 3.50%) (2)(4)	2,000	2,000
Sacramento County, GO, TRAN, 4.00%, 7/10/06	5,000	5,002
San Diego County Water Auth., VRDN (Currently 3.46%) (6)	2,500	2,500
San Francisco City & County Airports Commission
5.50%, 5/1/07 (2)(4)	1,045	1,062
San Jose Fin. Auth., TECP, 3.67%, 7/31/06	4,231	4,231
San Mateo County Transit Dist., VRDN (Currently 3.46%) (6)	3,000	3,000
Santa Clara Valley Transportation Auth., 4.00%, 4/1/36
(Tender 10/2/06) (1)	500	501
Santa Maria Joint Union High School Dist.
VRDN (Currently 3.38%)	100	100
Southern California Home Financing Auth., Single-Family
VRDN (Currently 3.60%) (2)	800	800
Univ. of California Regents, VRDN (Currently 3.51%) (6)	2,400	2,400
		98,984
PUERTO RICO 3.5%
Puerto Rico, GO, TRAN, 4.50%, 7/28/06	1,500	1,503
Puerto Rico Electric Power Auth., VRDN (Currently 3.51%) (4)	1,000	1,000
Puerto Rico Ind., Medical & Environmental Auth., Abbott Labs
3.55%, 3/1/23 (Tender 3/1/07) (7)	75	75
Puerto Rico Ind., Medical & Environmental Auth., Abbott Labs
3.55%, 3/1/23 (Tender 3/1/07) (7)	1,200	1,200
		3,778

Total Municipal Securities (Cost $102,762)		102,762

Total Investments in Securities
96.2% of Net Assets (Cost $102,762)		$102,762

†	Denominated in U.S. dollars unless otherwise noted
(1)	Insured by AMBAC Assurance Corp.
(2)	Interest subject to alternative minimum tax
(3)	Prerefunded date is used in determining portfolio maturity.
(4)	Insured by Financial Guaranty Insurance Company
(5)	Insured by Financial Security Assurance Inc.
(6)	Insured by MBIA Insurance Corp.
(7)	Variable Rate; rate shown is effective rate at period-end
CDA	Community Development Administration/Authority
EFA	Educational Facility Authority
GO	General Obligation
HFA	Health Facility Authority
RAN	Revenue Anticipation Note
TECP	Tax-Exempt Commercial Paper
TRAN	Tax Revenue Anticipation Note
VRDN	Variable Rate Demand Note; rate shown is effective rate at period-end

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE CALIFORNIA TAX-FREE MONEY FUND
Unaudited	May 31, 2006
NOTES TO PORTFOLIO OF INVESTMENTS

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price California Tax-Free Income Trust (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act). The California Tax-Free Money Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the trust. The fund seeks to provide preservation of capital, liquidity, and, consistent with these objectives, the highest level of income exempt from federal and California state income taxes.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

Securities are valued at amortized cost. Assets and liabilities for which such valuation procedures are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Trustees.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - FEDERAL INCOME TAXES

At May 31, 2006, the cost of investments for federal income tax purposes was $102,762,000.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price California Tax-Free Income Trust

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	July 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	July 24, 2006

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	July 24, 2006

«Fund_Abbrev__NQ»